Note 8 - Statutory Accounting Practices	12 Months Ended
Dec. 31, 2014
Statutory Accounting Practices Disclosures [Abstract]
Statutory Accounting Practices Disclosures [Text Block]

NOTE 8 - Statutory Accounting Practices

Investors Heritage Life's statutory-basis capital and surplus was $20,868,262 and $20,212,394 at December 31, 2014 and 2013, respectively. Statutory-basis net income was $848,303 and $1,233,527 for 2014 and 2013, respectively.

Principal adjustments to statutory amounts to derive GAAP amounts include: a) costs of acquiring new policies are deferred and amortized; b) benefit reserves are calculated using more realistic investment, mortality and withdrawal assumptions; c) changes in deferred taxes associated with timing differences are recorded in net income rather than directly to equity; d) value of business acquired and goodwill established for acquired companies differ from admitted statutory goodwill; e) accounting for certain investments in debt securities is at fair value with unrealized gains and losses reported as a separate component of equity; f) statutory asset valuation reserves and interest maintenance reserves are eliminated; and g) items treated as cumulative effect adjustments under statutory accounting principles.